WisdomTree Trust

245 Park Avenue, 35th Floor

New York, New York 10167

July 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

WisdomTree Trust (the “Trust”) is hereby filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 630 (“PEA No. 630”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 630 is to introduce the WisdomTree Yield Enhanced International Aggregate Bond Fund as a new series of the Trust.

Please feel free to contact me at 917- 267-3721 with any questions or comments.

Sincerely,

/s/ Ryan Louvar
Ryan Louvar
Secretary